Financial instruments - valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair value of assets
Carrying value, Financial assets	£ 694,235	£ 738,056
Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	88,897	98,337
Loans to banks
Fair value of assets
Carrying value, Financial assets	12,947	11,517
Loans to customers
Fair value of assets
Carrying value, Financial assets	305,089	310,116
Items where fair values approximates carrying value | Cash and balances at central banks
Fair value of assets
Carrying value, Financial assets	88,900	98,300
Items where fair values approximates carrying value | Settlement balances
Fair value of assets
Carrying value, Financial assets	2,900	2,500
Items where fair values approximates carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets	500	1,000
Carrying value | Loans to banks
Fair value of assets
Carrying value, Financial assets	12,400	10,500
Carrying value | Loans to customers
Fair value of assets
Carrying value, Financial assets	305,100	310,100
Carrying value | Other financial assets
Fair value of assets
Carrying value, Financial assets	11,800	7,800
At fair value | Loans to banks
Fair value of assets
Fair value, Financial assets	12,400	10,500
At fair value | Loans to banks | Level 2
Fair value of assets
Fair value, Financial assets	9,200	9,100
At fair value | Loans to banks | Level 3
Fair value of assets
Fair value, Financial assets	3,200	1,400
At fair value | Loans to customers
Fair value of assets
Fair value, Financial assets	301,700	306,800
At fair value | Loans to customers | Level 2
Fair value of assets
Fair value, Financial assets	500	1,300
At fair value | Loans to customers | Level 3
Fair value of assets
Fair value, Financial assets	301,200	305,500
At fair value | Other financial assets
Fair value of assets
Fair value, Financial assets	11,800	7,900
At fair value | Other financial assets | Level 1
Fair value of assets
Fair value, Financial assets	7,300	4,300
At fair value | Other financial assets | Level 2
Fair value of assets
Fair value, Financial assets	3,000	1,500
At fair value | Other financial assets | Level 3
Fair value of assets
Fair value, Financial assets	£ 1,500	£ 2,100